[Logo] M F S (R)                                             ANNUAL REPORT
INVESTMENT MANAGEMENT                                        FOR THE YEAR ENDED
75 YEARS                                                     APRIL 30, 1999
WE INVENTED THE MUTUAL FUND(R)

[graphic omitted]

                                                 MFS(R) INTERMEDIATE INVESTMENT
                                                                GRADE BOND FUND
                                                      MFS(R) RESEARCH BOND FUND

MFS(R) INTERMEDIATE INVESTMENT GRADE BOND FUND
MFS(R) RESEARCH BOND FUND

TRUSTEES                                                 CUSTODIAN
Richard B. Bailey* - Private Investor; Former            State Street Bank and Trust Company
Chairman and Director (until 1991), MFS Investment
Management(R)                                            AUDITORS
                                                         Deloitte & Touche LLP
Peter G. Harwood - Private Investor
                                                         INVESTOR INFORMATION
J. Atwood Ives - Chairman and Chief Executive            For MFS stock and bond market outlooks, call toll
Officer, Eastern Enterprises (diversified services       free: 1-800-637-4458 anytime from a touch-tone
company)                                                 telephone.

Lawrence T. Perera - Partner, Hemenway & Barnes          For information on MFS mutual funds, call your
(attorneys)                                              financial adviser or, for an information kit, call
                                                         toll free: 1-800-637-2929 any business day from 9
William J. Poorvu - Adjunct Professor, Harvard           a.m. to 5 p.m. Eastern time (or leave a message
University Graduate School of Business                   anytime).
Administration
                                                         INVESTOR SERVICE
Charles W. Schmidt - Private Investor                    MFS Service Center, Inc.
                                                         P.O. Box 2281
Arnold D. Scott* - Senior Executive Vice                 Boston, MA 02107-9906
President, Director, and Secretary, MFS Investment
Management                                               For general information, call toll free:
                                                         1-800-225-2606 any business day from 8 a.m. to 8
Jeffrey L. Shames* - Chairman, Chief Executive           p.m. Eastern time.
Officer, and Director, MFS Investment Management
                                                         For service to speech- or hearing-impaired, call
Elaine R. Smith - Independent Consultant                 toll free: 1-800-637-6576 any business day from 9
                                                         a.m. to 5 p.m. Eastern time. (To use this service,
David B. Stone - Chairman and Director, North            your phone must be equipped with a
American Management Corp. (investment advisers)          Telecommunications Device for the Deaf.)

INVESTMENT ADVISER                                       For share prices, account balances, and exchanges,
Massachusetts Financial Services Company                 call toll free: 1-800-MFS-TALK (1-800-637-8255)
500 Boylston Street                                      anytime from a touch-tone telephone.
Boston, MA 02116-3741
                                                         WORLD WIDE WEB
DISTRIBUTOR                                              www.mfs.com
MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116-3741

PORTFOLIO MANAGER
James J. Calmas*

DIRECTOR OF FIXED INCOME RESEARCH
Robert J. Manning*

TREASURER
W. Thomas London*

ASSISTANT TREASURERS
Mark E. Bradley*
Ellen Moynihan*
James O. Yost*

SECRETARY
Stephen E. Cavan*

ASSISTANT SECRETARY
James R. Bordewick, Jr.*

*Affiliated with the Investment Adviser

LETTER FROM THE CHAIRMAN

Dear Shareholders,
Over 75 years ago, MFS invented the mutual fund, giving Americans greater access to the investment markets. Since then, we have been guided by a number of fundamental principles, including diversification and professional management backed by MFS(R) Original Research(SM), a process by which we seek long-term investment opportunities.

We have found that these principles have matched those of our shareholders. In a recent survey for MFS by Roper Starch Worldwide, Inc., a major consumer research firm, over 60% of mutual fund shareholders said they are investing for long-term goals such as retirement. The survey also showed that investors realize that the extraordinary stock market gains of the past few years cannot be sustained. These views certainly seem to have guided investors during last year's market correction. Beginning with the collapse of Asian markets at the end of 1997 and continuing with the volatility in U.S. markets through October of 1998, only 7% of mutual fund investors took money out of the stock market.

We are even more pleased that MFS investors reacted calmly to last year's market turmoil, indicating their commitment to diversification. As a result, throughout the late summer and fall of 1998, daily purchases of MFS stock and bond funds were well ahead of redemptions.

Over the past year or so, however, diversified investment programs have not financially rewarded investors. A very narrow band of about 25 stocks representing the largest U.S. growth companies has, until recently, vastly outperformed the rest of the market. In 1998, for example, the return on the Standard & Poor's 500 Composite Index (a popular, unmanaged index of common stock total return performance) increased 28.58%. However, over half of the stocks in the index returned less than 10%, including 198 stocks that posted negative returns.

While 1997 and 1998 were good years for large-company growth stocks, 1996 was dominated by the mid-sized value category. Prices of value stocks do not fully reflect the companies' underlying values or future prospects. In 1995, the best-performing sector was small-company growth stocks. We believe this change of market leadership shows that while diversification may not provide the best performance in the short run, it should benefit investors over the long term. In fact, as 1999 progresses, we are seeing signs of renewed strength from a broader group of industries, including electric utilities and paper products and chemical companies. We believe our diversified MFS Family of Funds(R), supported by Original Research, is well positioned to benefit from a broader market.

Most mutual fund investors refrain from trying to predict short-term trends. Despite the large stock market gains of the past several years, the Roper Starch survey shows that people do not see performance as the only reason to invest. These investors also cite a desire to put investment decisions in the hands of experts, a belief that mutual funds can be less risky than other investments, and an appreciation of the convenience of mutual fund investing.

We appreciate the fact that our fund shareholders and their advisers share our belief that mutual fund investing is not a way to speculate in the markets but is a way to use the investment markets to help them work toward their long-term goals. Our goal at MFS is to offer professionally managed investment products with the potential to sustain returns over a variety of market cycles.

We thank you for your confidence and welcome any questions or comments you may have.

Respectfully,

/s/ Jeffrey L. Shames
    Jeffrey L. Shames
    Chairman and Chief Executive Officer
    MFS Investment Management(R)

    May 17, 1999

MANAGEMENT REVIEW AND OUTLOOK

MFS Intermediate Investment Grade Bond Fund

Dear Shareholders,
The Fund, which commenced operations on January 4, 1999, seeks high current income by investing in U.S. Treasury securities and investment-grade corporate bonds. Currently, about 40% of portfolio assets are invested in corporate bonds, with the rest in Treasuries. Sectors include financial services, utilities, telecommunications, airlines, retailing, and energy. Consolidation has benefited the financial services, utility, and telecommunications industries, while the strong economy has helped airlines and retailers. The energy sector, which has lagged, recently has performed well in response to rising oil and gas prices.

Bond holdings include Ahold Finance USA, a Dutch company that owns Stop & Shop supermarkets in the United States, Saks Fifth Avenue, and Delta Airlines. These companies have benefited from the strong consumer sector. We also own bonds from Time Warner and Sprint Spectrum, which is Sprint's mobile phone division. Both companies have been helped by the rapid expansion of the telecommunications industry, as well as by the consolidation in that business.

Going forward, we believe the strong economy should help corporate debt. We believe the strength of the consumer sector and productivity gains are driving the economy and, with inflation still low, interest rates may remain relatively stable.

Respectfully,

/s/ James J. Calmas
    James J. Calmas
    Portfolio Manager

MFS Research Bond Fund

Dear Shareholders,

The Fund, which commenced operations on January 4, 1999, is a total return portfolio seeking high current income and long-term growth of capital. The Fund invests, under normal market conditions, at least 65% of its assets in fixed-income securities.

The Fund seeks to incorporate the best ideas of our fixed-income analysts who cover the U.S. government, mortgage-backed, corporate, and international bond markets. We believe our MFS(R) Original Research(SM) process can help the Fund equal or exceed the returns of the Lehman Brothers Government/Corporate Bond Index (the Lehman Index). The Lehman Index is an unmanaged, market-value-weighted index that includes U.S. Treasury and government-agency securities (excluding mortgage-backed securities) and investment-grade debt obligations of U.S. corporations.

We have the latitude to add high-yield corporate bonds to the Fund's portfolio if the analysts are positive on the sector, which they are at this time. Since the beginning of 1999, the high-yield market has continued to recover from the turmoil following last summer's Russian bond default. This year's strong economy has increased investor confidence in the high-yield market, which has meant lower interest rates and higher prices for high-yield bonds.

The analysts also are positive on the mortgage market, because interest rate increases since last fall have taken some of the steam out of last summer's refinancing wave. Therefore, we do not expect prepayments to be a problem for the mortgage market.

Going forward, the analysts believe mortgage-backed, corporate, and select international bonds should continue to outperform U.S. Treasury securities for the rest of this year, at least. (Principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity.) We believe the strong economy, low inflation, and economic recoveries in some overseas markets should provide a favorable backdrop for the non-Treasury market.

Respectfully,

/s/ Robert J. Manning
    Robert J. Manning
    Director of Fixed Income Research

The committee of MFS fixed-income research analysts is responsible for the day-to-day management of the Fund under the general supervision of Mr. Manning.

The opinions expressed in this report are those of the portfolio manager and the Director of Fixed Income Research and are current only through the end of the period of the report as stated on the cover. Their views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

It is not possible to invest directly in an index.

PORTFOLIO OF INVESTMENTS - April 30, 1999
MFS INTERMEDIATE INVESTMENT GRADE BOND FUND

Bonds - 99.0%
------------------------------------------------------------------------------------------------------
                                                              PRINCIPAL AMOUNT
ISSUER                                                           (000 OMITTED)                 VALUE
------------------------------------------------------------------------------------------------------
U.S. Bonds - 93.3%
  Airlines - 1.0%
      Delta Airlines, 6.65s, 2004                                              $ 10         $   10,096
------------------------------------------------------------------------------------------------------
  Automotive - 2.5%
      Federal Mogul Corp., 7.75s, 2006                                         $ 25         $   25,048
------------------------------------------------------------------------------------------------------
  Banks and Credit Companies - 7.0%
      Aristar, Inc., 5.85s, 2004                                               $ 20         $   19,744
      Capital One Bank Medium Term Note, 6.15s, 2001                             25             25,065
      GS Escrow Corp., 7s, 2003                                                  25             25,096
                                                                                            ----------
                                                                                            $   69,905
------------------------------------------------------------------------------------------------------
  Beverages - 4.1%
      Coca-Cola Bottling Co., 6.375s, 2009                                     $ 10         $    9,906
      Pepsi Bottling Holdings, Inc., 5.625s, 2009##                              20             19,074
      Whitman Corp., 6s, 2004                                                    12             11,934
                                                                                            ----------
                                                                                            $   40,914
------------------------------------------------------------------------------------------------------
  Corporate Asset Backed - 7.9%
      Carco Auto Loan Master Trust, 5.65s, 2003                                $ 15         $   15,035
      Citibank Credit Card Master Trust I, 5.5s, 2006                            25             24,578
      Discover Card Master Trust I, 5.85s, 2006                                  20             19,931
      GE Capital Mortgage Services, Inc., 6.035s, 2020                           20             20,019
                                                                                            ----------
                                                                                            $   79,563
------------------------------------------------------------------------------------------------------
  Federal Home Loan Mortgage Corporation - 1.8%
      FHLMC, 5.83s, 2013                                                       $ 19         $   18,474
------------------------------------------------------------------------------------------------------
  Federal National Mortgage Association - 5.8%
      FNMA, 5.722s, 2009                                                       $ 30         $   28,791
      FNMA, 6s, 2014                                                             30             29,718
                                                                                            ----------
                                                                                            $   58,509
------------------------------------------------------------------------------------------------------
  Financial Institutions - 3.6%
      Bear Stearns Co., 6.15s, 2004                                            $ 10         $    9,847
      Lehman Brothers Holdings, 6.375s, 2001                                     11             11,047
      Newcourt Credit Group, Inc., 6.875s, 2005##                                15             15,357
                                                                                            ----------
                                                                                            $   36,251
------------------------------------------------------------------------------------------------------
  Insurance - 2.9%
      Aflac, Inc., 6.5s, 2009##                                                $ 20         $   19,697
      Conseco, Inc., 6.4s, 2001                                                  10              9,886
                                                                                            ----------
                                                                                            $   29,583
------------------------------------------------------------------------------------------------------
  Media - 5.2%
      J Seagram & Sons, Inc., 6.4s, 2003                                       $ 25         $   24,992
      Time Warner Entertainment Co. LP, 9.625s, 2002                             25             27,521
                                                                                            ----------
                                                                                            $   52,513
------------------------------------------------------------------------------------------------------
  Oils - 3.6%
      Conoco, Inc., 5.9s, 2004                                                 $ 20         $   19,827
      Oryx Energy Co., 8.375s, 2004                                              15             15,943
                                                                                            ----------
                                                                                            $   35,770
------------------------------------------------------------------------------------------------------
  Retail - 5.6%
      Ahold Finance USA, Inc., 6.25s, 2009                                     $ 20         $   19,675
      Rite Aid Corp., 6.7s, 2001                                                 10             10,022
      Saks Fifth Avenue, Inc., 8.25s, 2008                                       25             27,103
                                                                                            ----------
                                                                                            $   56,800
------------------------------------------------------------------------------------------------------
  Telecommunications - 2.9%
      Sprint Capital Corp., 5.875s, 2004                                       $ 12         $   11,875
      Sprint Spectrum LP, 11s, 2006                                              15             17,209
                                                                                            ----------
                                                                                            $   29,084
------------------------------------------------------------------------------------------------------
  U.S. Treasury Obligations - 35.9%
      U.S. Treasury Notes, 5.5s, 2003                                          $ 73         $   73,642
      U.S. Treasury Notes, 5.75s, 2000                                          201            202,978
      U.S. Treasury Notes, 6.125s, 2007                                          70             73,216
      U.S. Treasury Notes, 7.25s, 2004                                           10             10,859
                                                                                            ----------
                                                                                            $  360,695
------------------------------------------------------------------------------------------------------
  Utilities - Electric - 3.5%
      Entergy Mississippi, Inc., 5.645s, 2004                                  $ 10         $    9,900
      Midamerican Funding LLC, 5.85s, 2001##                                     15             15,006
      PECO Energy Transition Trust, 5.48s, 2003                                  10              9,987
                                                                                            ----------
                                                                                            $   34,893
------------------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                            $  938,098
------------------------------------------------------------------------------------------------------
  Foreign Bonds - 5.7%
    Chile - 1.6%
        Empresa Nacional De Electricid, 8.5s, 2009##
          (Utilities - Electric)                                               $ 15         $   15,730
------------------------------------------------------------------------------------------------------
  Germany - 1.6%
      Landesbank Baden Wuerttemberg, 7.875s, 2004
        (Banks and Credit Cos.)                                                $ 15         $   16,151
------------------------------------------------------------------------------------------------------
  South Korea - 0.4%
      Export-Import Bank Korea, 7.1s, 2007 (Banks and
        Credit Cos.)                                                           $  4         $    3,999
------------------------------------------------------------------------------------------------------
  Spain - 2.1%
      Kingdom of Spain, 9.125s, 2000                                           $ 20         $   20,877
------------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                         $   56,757
------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,001,220)                                             $  994,855
Other Assets, Less Liabilities - 1.0%                                                           10,173
------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                         $1,005,028
------------------------------------------------------------------------------------------------------
##SEC Rule 144A restriction.See notes to financial statements

PORTFOLIO OF INVESTMENTS - April 30, 1999
MFS RESEARCH BOND FUND

Bonds - 97.8%
------------------------------------------------------------------------------------------------------
                                                                PRINCIPAL AMOUNT
ISSUER                                                             (000 OMITTED)               VALUE
------------------------------------------------------------------------------------------------------
U.S. Bonds - 94.8%
  Automotive - 2.0%
      Federal Mogul Corp., 7.75s, 2006                                         $ 10         $   10,019
      Ford Motor Credit Co., 5.75s, 2004                                         10              9,866
                                                                                            ----------
                                                                                            $   19,885
------------------------------------------------------------------------------------------------------
  Banks and Credit Companies - 2.0%
      Capital One Bank Medium Term Note, 6.15s, 2001                           $ 10         $   10,026
      J.P. Morgan & Co., Inc., 5.75s, 2004                                       10              9,873
                                                                                            ----------
                                                                                            $   19,899
------------------------------------------------------------------------------------------------------
  Chemicals - 2.1%
      NL Industries, Inc., 11.75s, 2003                                        $ 20         $   21,350
------------------------------------------------------------------------------------------------------
  Energy - 1.0%
      P&L Coal Holdings Corp., 9.625s, 2008                                    $ 10         $   10,400
------------------------------------------------------------------------------------------------------
  Entertainment - 1.0%
      Regal Cinemas, Inc., 9.5s, 2008                                          $ 10         $    9,950
------------------------------------------------------------------------------------------------------
  Financial Institutions - 4.0%
      Ahold Finance USA, Inc., 6.25s, 2009                                     $ 10         $    9,837
      Bear Stearns Co., 6.15s, 2004                                              10              9,847
      General Motors Acceptance Corp., 5.95s, 2003                               10              9,980
      GS Escrow Corp., 7s, 2003                                                  10             10,039
                                                                                            ----------
                                                                                            $   39,703
------------------------------------------------------------------------------------------------------
  Financial Services - 1.0%
      Lehman Brothers Holdings, 6.375s, 2001                                   $ 10         $   10,043
------------------------------------------------------------------------------------------------------
  Food and Beverage Products - 3.4%
      Fage Dairy Industries S.A., 9s, 2007                                     $ 10         $    9,200
      J Seagram & Sons, Inc., 6.4s, 2003                                         10              9,997
      Pepsi Bottling Holdings, Inc., 5.625s, 2009##                              10              9,537
      Whitman Corp., 6.375s, 2009                                                 5              4,943
                                                                                            ----------
                                                                                            $   33,677
------------------------------------------------------------------------------------------------------
  Government National Mortgage Association - 9.2%
      GNMA TBA, 7s, 2028                                                       $ 90         $   91,594
------------------------------------------------------------------------------------------------------
  Industrial - 1.0%
      Dura Operating Corp., 9s, 2009##                                         $ 10         $   10,175
------------------------------------------------------------------------------------------------------
  Insurance - 2.0%
      Aflac, Inc., 6.5s, 2009##                                                $ 10         $    9,848
      Conseco, Inc., 6.4s, 2001                                                  10              9,886
                                                                                            ----------
                                                                                            $   19,734
------------------------------------------------------------------------------------------------------
  Media - 1.6%
      Time Warner Entertainment Co. LP, 9.625s, 2002                           $ 15         $   16,512
------------------------------------------------------------------------------------------------------
  Oils - 2.1%
      Conoco, Inc., 6.95s, 2029                                                $ 10         $    9,775
      Oryx Energy Co., 8.375s, 2004                                              10             10,629
                                                                                            ----------
                                                                                            $   20,404
------------------------------------------------------------------------------------------------------
  Retail - 2.1%
      J. Crew Operating Corp., 10.375s, 2007                                   $ 10         $    9,725
      Saks Fifth Avenue, Inc., 8.25s, 2008                                       10             10,841
                                                                                            ----------
                                                                                            $   20,566
------------------------------------------------------------------------------------------------------
  Telecommunications - 3.1%
      ITC Deltacom, Inc., 9.75s, 2008                                          $ 10         $   10,650
      Sprint Capital Corp., 6.9s, 2019                                           10              9,851
      Time Warner Telecommunications LLC, 9.75s, 2008                            10             10,800
                                                                                            ----------
                                                                                            $   31,301
------------------------------------------------------------------------------------------------------
  U.S. Federal Agencies - 11.5%
      Federal National Mortgage Assn., 4.75s, 2003                             $ 60         $   57,825
      Federal National Mortgage Assn., 5.25s, 2009                               60             57,253
                                                                                            ----------
                                                                                            $  115,078
------------------------------------------------------------------------------------------------------
  U.S. Treasury Obligations - 44.7%
      U.S. Treasury Bonds, 5.25s, 2028 - 2029                                  $107         $   99,506
      U.S. Treasury Notes, 4.25s, 2003                                           96             92,205
      U.S. Treasury Notes, 4.5s, 2001                                           164            162,411
      U.S. Treasury Notes, 4.75s, 2008                                           86             82,143
      U.S. Treasury Notes, 7.25s, 2004                                           10             10,859
                                                                                            ----------
                                                                                            $  447,124
------------------------------------------------------------------------------------------------------
  Utilities - Electric - 1.0%
      Midamerican Funding LLC, 5.85s, 2001##                                   $ 10         $   10,004
------------------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                            $  947,399
------------------------------------------------------------------------------------------------------

Foreign Bonds - 3.0%
  Brazil - 1.0%
      Republic of Brazil, 11.625s, 2004                                        $ 10         $    9,750
------------------------------------------------------------------------------------------------------
  Ireland - 1.0%
      Smurfit Capital Funding PLC, 7.5s, 2025 (Containers)                     $ 10         $    9,846
------------------------------------------------------------------------------------------------------
  Mexico - 1.0%
      United Mexican States, 10.375s, 2009                                     $ 10         $   10,700
------------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                         $   30,296
------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $991,515)                                               $  977,695
Other Assets, Less Liabilities - 2.2%                                                           21,904
------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                         $  999,599
------------------------------------------------------------------------------------------------------
##SEC Rule 144A restriction.

See notes to financial statements

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
---------------------------------------------------------------------------------------------
                                                                INTERMEDIATE
                                                                  INVESTMENT         RESEARCH
                                                                  GRADE BOND             BOND
APRIL 30, 1999                                                          FUND             FUND
---------------------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $1,001,220 and
    $991,515, respectively)                                       $  994,855       $  977,695
  Cash                                                                15,246            3,172
  Receivable for investments sold                                      --               9,664
  Interest receivable                                                 16,864           16,750
  Receivable from investment advisor                                  20,481           18,699
                                                                  ----------       ----------
      Total assets                                                $1,047,446       $1,025,980
                                                                  ----------       ----------

Liabilities:
  Payable for investments purchased                               $   25,971       $    9,970
  Accrued expenses and other liabilities                              16,447           16,411
                                                                  ----------       ----------
      Total liabilities                                           $   42,418       $   26,381
                                                                  ----------       ----------
Net assets                                                        $1,005,028       $  999,599
                                                                  ==========       ==========

Net assets consist of:

  Paid-in capital                                                 $1,016,749       $1,019,559
  Unrealized depreciation on investments                              (6,365)         (13,820)
  Accumulated net realized loss on investments                        (6,659)          (6,743)
  Accumulated undistributed net investment income                      1,303              603
                                                                  ----------       ----------
      Total                                                       $1,005,028       $  999,599
                                                                  ==========       ==========
Shares of beneficial interest outstanding:
                                                                     101,691          101,984
                                                                  ==========       ==========

Class A shares:
  Net asset value per share
    (net assets / shares of beneficial interest outstanding)
      ($1,004,878 / 101,676, $999,450 / 101,969)                  $ 9.88           $ 9.80
                                                                  ======           ======
  Offering price per share (100 / 95.25 of net asset value per
    share, respectively)                                          $10.37           $10.29
                                                                  ======           ======

Class I shares:
  Net asset value, offering price, and redemption price per share
    (net assets / shares of beneficial interest outstanding)
      ($149.79 / 15.170, $148.58 / 15.193)                        $ 9.87           $ 9.78
                                                                  ======           ======

On sales of $100,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A shares.

See notes to financial statements

Statement of Operations
------------------------------------------------------------------------------------------------------
                                                                     INTERMEDIATE
                                                                       INVESTMENT            RESEARCH
                                                                       GRADE BOND                BOND
PERIOD ENDED APRIL 30, 1999*                                                 FUND                FUND
------------------------------------------------------------------------------------------------------
Net investment income:
  Income -
    Interest                                                             $ 18,473            $ 18,643
                                                                         --------            --------

  Expenses -
    Management fee                                                       $  1,601            $  1,901
    Shareholder servicing agent fee                                           363                 346
    Distribution and service fee (Class A)                                  1,120               1,109
    Administrative fee                                                         48                  48
    Auditing fees                                                           9,500               9,500
    Printing                                                                6,967               7,053
    Registration fees                                                       3,500               3,500
    Legal fees                                                              1,913               1,895
    Custodian fee                                                           1,738               1,753
    Postage                                                                    30                  28
    Miscellaneous                                                             762               1,172
                                                                         --------            --------
      Total expenses                                                     $ 27,542            $ 28,305
    Fees paid indirectly                                                     (105)               (111)
    Reduction of expenses by investment adviser and distributor           (26,669)            (27,349)
                                                                         --------            --------
      Net expenses                                                       $    768            $    845
                                                                         --------            --------
        Net investment income                                            $ 17,705            $ 17,798
                                                                         --------            --------
Realized and unrealized loss on investments:
  Realized loss (identified cost basis) -
    Investment transactions                                              $ (6,658)           $ (6,743)
                                                                         --------            --------

  Change in unrealized depreciation -
    Investments                                                          $ (6,365)           $(13,820)
                                                                         --------            --------

        Net realized and unrealized loss on investments                  $(13,023)           $(20,563)
                                                                         --------            --------
          Increase (decrease) in net assets from operations              $  4,682            $ (2,765)
                                                                         ========            ========

*For the period from the commencement of the Funds' investment operations, January 4, 1999, through
 April 30, 1999.

See notes to financial statements

Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------
                                                             INTERMEDIATE
                                                               INVESTMENT                RESEARCH
                                                               GRADE BOND                    BOND
PERIOD ENDED APRIL 30, 1999*                                         FUND                    FUND
-------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income                                        $   17,705              $   17,798
  Net realized loss on investments                                 (6,658)                 (6,743)
  Net unrealized loss on investments                               (6,365)                (13,820)
                                                               ----------             -----------
      Increase (decrease) in net assets from operations        $    4,682              $   (2,765)
                                                               ----------             -----------

Distributions declared to shareholders -
  From net investment income (Class A)                         $  (16,400)             $  (17,192)
  From net investment income (Class I)                                 (3)                     (3)
                                                               ----------             -----------
      Total distributions declared to shareholders             $  (16,403)             $  (17,195)
                                                               ----------             -----------
Net increase in net assets from Fund share transactions        $1,016,749              $1,019,559
                                                               ----------             -----------
      Total increase in net assets                             $1,005,028              $  999,599
Net assets:
  At beginning of period                                            --                      --
                                                               ----------             -----------

  At end of period (including accumulated undistributed net
    investment income of $1,303 and $603, respectively)        $1,005,028              $  999,599
                                                               ==========              ==========

*For the period from the commencement of the Funds' investment operations, January 4, 1999, through
 April 30, 1999.

See notes to financial statements

Financial Highlights
----------------------------------------------------------------------------------------------------------------
                                                                     INTERMEDIATE INVESTMENT GRADE BOND FUND
----------------------------------------------------------------------------------------------------------------
                                                                 PERIOD ENDED                       PERIOD ENDED
                                                              APRIL 30, 1999*                    APRIL 30, 1999*
----------------------------------------------------------------------------------------------------------------
                                                                      CLASS A                            CLASS I
----------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout the period):
Net asset value - beginning of period                                  $10.00                             $10.00
                                                                       ------                             ------
Income from investment operations# -
  Net investment income(S)                                             $ 0.18                             $ 0.19
  Net realized and unrealized loss on investments                       (0.14)                             (0.16)
                                                                       ------                             ------
      Total from investment operations                                 $ 0.04                             $ 0.03
                                                                       ------                             ------
Less distributions declared to shareholders -
  From net investment income                                           $(0.16)                            $(0.16)
                                                                       ------                             ------
Net asset value - end of period                                        $ 9.88                             $ 9.87
                                                                       ======                             ======
Total return(+)                                                         0.44%++                            0.33%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                                            0.27%+                             0.27%+
  Net investment income                                                 5.53%+                             5.43%+
Portfolio turnover                                                       155%                               155%
Net assets at end of period (000 omitted)                              $1,005                             $    0+++

   * For the period from the commencement of the Fund's investment operations, January 4, 1999, through April 30, 1999.
   + Annualized.
  ++ Not annualized.
 +++ At April 30, 1999, Class I net assets were less than $500.
   # Per share data is based on average shares outstanding.
  ## The Fund had an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. The Fund's expenses are calculated without reduction for this expense offset arrangement.
 (+) Total return for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
 (S) The investment adviser and the distributor voluntarily waived their fees for the period. Effective February 1, 1999, the investment adviser voluntarily agreed to maintain the expenses of the Fund, excluding management and distribution fees, at not more than 0% of average daily net assets. If these fees had been incurred by the Fund, the net investment loss per share and the ratios would have been:

       Net investment loss                                             $(0.09)                            $(0.09)
       Ratios (to average net assets):
         Expenses##                                                     8.60%                              8.25%
         Net investment loss                                          (2.80)%                            (2.55)%

See notes to financial statements

Financial Highlights - continued
-----------------------------------------------------------------------------------------------------------
                                                                               RESEARCH BOND FUND
-----------------------------------------------------------------------------------------------------------
                                                                     PERIOD ENDED             PERIOD ENDED
                                                                  APRIL 30, 1999*          APRIL 30, 1999*
-----------------------------------------------------------------------------------------------------------
                                                                          CLASS A                  CLASS I
-----------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout the period):
Net asset value - beginning of period                                      $10.00                   $10.00
                                                                           ------                   ------
Income from investment operations# -
  Net investment income(S)                                                 $ 0.18                   $ 0.18
  Net realized and unrealized loss on investments                           (0.21)                   (0.23)
                                                                           ------                   ------
      Total from investment operations                                     $(0.03)                  $(0.05)
                                                                           ------                   ------
Less distributions declared to shareholders -
  From net investment income                                               $(0.17)                  $(0.17)
                                                                           ------                   ------
Net asset value - end of period                                            $ 9.80                   $ 9.78
                                                                           ======                   ======
Total return(+)                                                           (0.29)%++                (0.49)%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                                                0.30%+                   0.30%+
  Net investment income                                                     5.62%+                   5.13%+
Portfolio turnover                                                           117%                     117%
Net assets at end of period (000 omitted)                                    $999                   $    0+++

  * For the period from the commencement of the Fund's investment operations, January 4, 1999, through April 30, 1999.
  + Annualized.
 ++ Not annualized.
+++ At April 30, 1999, Class I net assets were less than $500.
  # Per share data is based on average shares outstanding.
 ## The Fund had an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. The Fund's expenses are calculated without reduction for this expense offset arrangement.
(+) Total return for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(S) The investment adviser and the distributor voluntarily waived their fees for the period. Effective February 1, 1999, the investment adviser voluntarily agreed to maintain the expenses of the Fund, excluding management and distribution fees, at not more than 0% of average daily net assets. If these fees had been incurred by the Fund, the net investment loss per share and the ratios would have been:

      Net investment loss                                                  $(0.09)                  $(0.11)
      Ratios (to average net assets):
        Expenses##                                                          8.93%+                   8.58%+
        Net investment loss                                               (3.01)%+                 (3.15)%+

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization
MFS Intermediate Investment Grade Bond Fund and MFS Research Bond Fund (the Funds) are a non-diversified series of MFS Series Trust IX (the Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Investments in foreign securities are vulnerable to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All discount is accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

Fees Paid Indirectly - The Funds' custody fee is calculated as a percentage of the Funds' month end net assets. The fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the Funds. This amount is shown as a reduction of expenses on the Statements of Operations.

Tax Matters and Distributions - Each Funds' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

The Funds file tax returns annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Funds' tax returns and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV.

Distributions to shareholders are recorded on the ex-dividend date. The Funds distinguish between distributions on a tax basis and a financial reporting basis and require that only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or net realized gains. At April 30, 1999, accumulated net realized loss on investments under book accounting were different from tax accounting due to temporary differences in accounting for capital losses.

Multiple Classes of Shares of Beneficial Interest - The Funds offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

(3) Transactions with Affiliates
Investment Adviser - The Funds have an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee for Intermediate Investment Grade Bond Fund and Research Bond Fund is computed daily and paid monthly at an annual rate of 0.50% and 0.60% of the Fund's average daily net assets, respectively. The investment adviser has voluntarily agreed to waive its fee, which is reflected as a reduction of expenses in the Statements of Operations.

Effective February 1, 1999, the investment adviser has voluntarily agreed to pay each of the Fund's operating expenses exclusive of management, distribution, and service fees such that the Funds' aggregate expenses do not exceed 0.00% of their average daily net assets. This is reflected as a reduction of expenses in the Statements of Operations. Prior to February 1, 1999, the Funds had a temporary expense reimbursement agreement whereby MFS voluntarily agreed to pay all of the Funds' operating expenses, exclusive of management, distribution, and service fees. The Intermediate Investment Grade Bond Fund and Research Bond Fund, in turn, paid MFS an expense reimbursement fee not greater than 1.00% and 1.10%, respectively.

The Funds pay no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Funds, all of whom receive remuneration for their services to the Funds from MFS. Certain officers and Trustees of the Funds are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The Trustees currently are not receiving any payments for their services to the Funds.

Administrator - The Funds have an administrative services agreement with MFS to provide the Funds with certain financial, legal, shareholder servicing, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the Funds pay MFS an administrative fee at the following annual percentages of the Funds' average daily net assets:

                First $1 billion                       0.0150%
                Next $1 billion                        0.0125%
                Next $1 billion                        0.0100%
                In excess of $3 billion                0.0000%

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, did not receive any sales charges on sales of Class A shares of the Funds for the period ended April 30, 1999.

The Trustees have adopted a distribution plan for Class A shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The Funds' distribution plans provide that the Funds will pay MFD up to 0.35% per annum of their average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of each of the Funds related to the distribution and servicing of their shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of the Funds' average daily net assets attributable to Class A shares which are attributable to that securities dealer and a distribution fee to MFD of up to 0.10% per annum of the Funds' average daily net assets attributable to Class A shares. Distribution and service fees under the Class A distribution plans are currently being waived.

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. There were no contingent deferred sales charges imposed on Class A shares during the period ended April 30, 1999.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of each Fund's average daily net assets at an effective annual rate of 0.10%. Prior to April 1, 1999, the fee was calculated as a percentage of each Fund's average daily net assets at an effective annual rate of 0.1125%.

(4) Portfolio Securities
Purchases and sales of investments, other than short-term obligations, were as follows:

                                                                  INTERMEDIATE
                                                              INVESTMENT GRADE                   RESEARCH
                                                                     BOND FUND                  BOND FUND
----------------------------------------------------------------------------------------------------------
PURCHASES
U.S. government securities                                          $1,669,446                 $1,420,337
                                                                     ---------                  ---------
Investments (non-U.S. government securities)                        $  787,965                 $  709,471
                                                                     ---------                  ---------
SALES
U.S. government securities                                          $1,218,855                 $  736,406
                                                                     ---------                  ---------
Investments (non-U.S. government securities)                        $  230,762                 $  386,798
                                                                     ---------                  ---------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the Funds, as computed on a federal income tax basis, are as follows:

                                                                  INTERMEDIATE
                                                              INVESTMENT GRADE                   RESEARCH
                                                                     BOND FUND                  BOND FUND
----------------------------------------------------------------------------------------------------------
Aggregate cost                                                      $1,001,394                 $  995,351
                                                                    ----------                 ----------
Gross unrealized depreciation                                       $   (9,268)                $  (18,483)
Gross unrealized appreciation                                            2,729                        827
                                                                    ----------                 ----------
    Net unrealized depreciation                                     $   (6,539)                $  (17,656)
                                                                    ==========                 ==========

(5) Shares of Beneficial Interest
The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in Fund shares were as follows:

Class A Shares
                                                                            PERIOD ENDED APRIL 30, 1999**
                                                                ----------------------------------------------------
                                                                INTERMEDIATE INVESTMENT GRADE               RESEARCH
                                                                                    BOND FUND              BOND FUND
                                                                -----------------------------   --------------------
                                                                  SHARES               AMOUNT    SHARES       AMOUNT
--------------------------------------------------------------------------------------------------------------------
Shares sold                                                      100,041           $1,000,410   100,242   $1,002,420
Shares issued to shareholders in reinvestment of distributions     1,656               16,391     1,747       17,191
Shares reacquired                                                    (21)                (204)      (20)        (204)
                                                                 -------           ----------   -------   ----------
    Net increase                                                 101,676           $1,016,597   101,969   $1,019,407
                                                                 =======           ==========   =======   ==========

Class I Shares
                                                                            PERIOD ENDED APRIL 30, 1999**
                                                                ----------------------------------------------------
                                                                INTERMEDIATE INVESTMENT GRADE               RESEARCH
                                                                                    BOND FUND              BOND FUND
                                                                -----------------------------   --------------------
                                                                  SHARES               AMOUNT    SHARES       AMOUNT
--------------------------------------------------------------------------------------------------------------------
Shares sold                                                           15           $      150        15   $      150
Shares issued to shareholders in
  reinvestment of distributions*                                       0                    2         0            2
Shares reacquired                                                   --                   --        --           --
                                                                 -------           ----------   -------   ----------
    Net increase                                                      15           $      152        15   $      152
                                                                 =======           ==========   =======   ==========
 *Shares reinvested were less than 1 share.
**For the period from the commencement of the Funds' investment operations, January 4, 1999, through April 30, 1999.

INDEPENDENT AUDITORS' REPORT

To the Trustees and Shareholders of the MFS Series Trust IX:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of MFS Intermediate Investment Grade Bond Fund and MFS Research Bond Fund (each a portfolio of MFS Series Trust IX (the Trust)) as of April 30, 1999, the related statements of operations, changes in net assets, and the financial highlights for the period from the commencement of investment operations, January 4, 1999, through April 30, 1999. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at April 30, 1999 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Intermediate Investment Grade Bond Fund and MFS Research Bond Fund at April 30, 1999, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated period from the commencement of investment operations, January 4, 1999, through April 30, 1999 in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 4, 1999

FEDERAL TAX INFORMATION

In January 2000, shareholders will be mailed a Form 1099 reporting the federal tax status of all distributions paid during the calendar year 1999.

                 --------------------------------------------
This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

MFS(R) INTERMEDIATE INVESTMENT
  GRADE BOND FUND

MFS(R) RESEARCH BOND FUND

[Logo] M F S(R)
INVESTMENT MANAGEMENT
  We invented the mutual fund(R)


500 Boylston Street
Boston, MA 02116-3741










(c)1999 MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116-3741
                                                         INC-2APR 6/99 2M 77/78